Antonio Alberti
Managing Director
Securities Operations

[redacted]

NYSE Group

07072795

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5014 | f 212.656.5893
aalberti@nyse.com

CERT NYS

RECD S.E.C.
AUG 1 6 2007
1086

1-33665

August 16, 2007

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, CITIGROUP CAPITAL XIX, 7.250% Enhanced Trust Preferred Securities (Enhanced TruPS®) (and the guarantee with respect thereto) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on August 15, 2007. Tentative listing date – Not yet determined.

Sincerely

Antonio Alberti

PROCESSED
AUG 2 4 2007
THOMSON
FINANCIAL

END